Financial Risk Management - Disclosure of Outstanding Derivatives (Detail) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Currency Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	kr (1,837)	kr (2,778)
Outstanding derivatives offset	43	165
Outstanding derivatives net amount presented	(1,794)	(2,613)
Outstanding derivatives related amounts not offset – Collaterals	873	2,382
Net Outstanding derivatives	(921)	(231)
Currency Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	1,916	1,275
Outstanding derivatives offset	(43)	(165)
Outstanding derivatives net amount presented	1,873	1,110
Outstanding derivatives related amounts not offset – Collaterals	(1,486)	(277)
Net Outstanding derivatives	387	833
Interest Rate Derivatives [member] | Liabilities [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	(22)	(8)
Outstanding derivatives offset	0	0
Outstanding derivatives net amount presented	(22)	(8)
Outstanding derivatives related amounts not offset – Collaterals	0	0
Net Outstanding derivatives	(22)	(8)
Interest Rate Derivatives [member] | Assets [member]
Outstanding Derivatives [Line Items]
Outstanding derivatives gross amount recognized	0	11
Outstanding derivatives offset	0	0
Outstanding derivatives net amount presented	0	11
Outstanding derivatives related amounts not offset – Collaterals	0	0
Net Outstanding derivatives	kr 0	kr 11